Reporting entity	6 Months Ended
Jun. 30, 2023
Reporting entity
Reporting entity

1.     Reporting entity

Affimed N.V. is a Dutch company with limited liability (naamloze vennootschap) and has its corporate seat in Amsterdam, the Netherlands, registered with the trade register of the Chamber of Commerce (handelsregister van de Kamer van Koophandel) under number 60673389.

The condensed consolidated interim financial statements are comprised of Affimed N.V. and its controlled (and wholly owned) subsidiaries Affimed GmbH, Heidelberg, Germany, AbCheck s.r.o., Plzen, Czech Republic, and Affimed Inc., Delaware, USA (collectively “Affimed”, the “Company” or the “Group”).

Affimed is a clinical-stage biopharmaceutical company focused on discovering and developing highly targeted cancer immunotherapies. The Group’s product candidates are developed in the field of immuno-oncology, which represents an innovative approach to cancer treatment that seeks to harness the body’s own immune defenses to fight tumor cells. Affimed has its own research and development programs, strategic collaborations and service contracts, where the Group is performing research services for third parties.